STOCKHOLDERS EQUITY (Details 5) - shares	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020
Options [Member]
Number of Shares, Outstanding Ending Balance	3,310,556	3,885,000	3,377,222
Weighted average remaining contractual life, Exercisable	3 months 18 days	5 months 30 days	3 months 18 days
Weighted average remaining contractual life, Outstanding	6 months	9 months 18 days	8 months 12 days
Number of Shares, Vested and exercisable Ending Balance	2,883,458	2,522,731	2,489,986
0.75 [Member]
Number of Shares, Outstanding Ending Balance	2,768,889	3,326,667	2,835,556
Weighted average remaining contractual life, Exercisable	2 months 12 days	4 months 24 days	4 months 24 days
Weighted average remaining contractual life, Outstanding	3 months 18 days	7 months 6 days	3 months 18 days
Number of Shares Exercisable, Ending balance	2,628,458	2,334,398	2,352,208
1.50 [Member]
Number of Shares, Vested and exercisable Ending Balance	400,000	133,333	133,333
1.50 [Member] | Options [Member]
Number of Shares, Outstanding Ending Balance	200,000	200,000	200,000
Weighted average remaining contractual life, Exercisable	5 months 30 days	1 year	1 year 1 month 6 days
Weighted average remaining contractual life, Outstanding	5 months 30 days	1 year 5 months 30 days	1 year 3 months 18 days
Number of Shares, Vested and exercisable Ending Balance	166,667	177,778	133,333
3.75 [Member]
Number of Shares, Vested and exercisable Ending Balance	291,667	122,593	246,667
3.75 [Member] | Options [Member]
Number of Shares, Outstanding Ending Balance	341,667	341,667	341,666
Weighted average remaining contractual life, Exercisable	1 year 10 months 24 days	10 months 24 days	1 year 9 months 18 days
Weighted average remaining contractual life, Outstanding	2 years	3 years	2 years 8 months 12 days
Number of Shares, Vested and exercisable Ending Balance	88,333	3,333	4,445
3.00 [Member]
Number of Shares, Vested and exercisable Ending Balance	66,667	0
3.00 [Member] | Options [Member]
Number of Shares, Outstanding Ending Balance		16,667
Weighted average remaining contractual life, Exercisable		2 years
Weighted average remaining contractual life, Outstanding		1 year 9 months 18 days
Number of Shares, Vested and exercisable Ending Balance		7,222